Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
Schedule of commitments and contingencies
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Agreement for investment in Preference shares of DDC CATV Network Pvt. Ltd	$-	$1,229,450
Claim against company not acknowledged as debt	-	-
Financially support the investment in research organizations – GHSI	$730,000	730,000